SECURITIES AVAILABLE FOR SALE (Tables)	12 Months Ended
Dec. 31, 2014
SECURITIES
Schedule of securities available for sale

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
2014
U. S. government agencies	$61,721,469	$1,331	$(1,136,740)	$60,586,060
States and municipals	86,322,227	3,233,870	(274,768)	89,281,329
Mortgage-backed - residential	97,348,684	267,475	(918,266)	96,697,893
Equity securities	270,000	25,589	—	295,589
Total	$245,662,380	$3,528,265	$(2,329,774)	$246,860,871

2013
U. S. government agencies	$73,930,275	$51,000	$(4,695,333)	$69,285,942
States and municipals	91,043,216	1,613,981	(2,473,566)	90,183,631
Mortgage-backed - residential	72,919,750	43,956	(2,325,919)	70,637,787
Equity securities	270,000	18,936	—	288,936
Total	$238,163,241	$1,727,873	$(9,494,818)	$230,396,296

Schedule of amortized cost and fair value of securities by contractual maturity

	Amortized	Fair
	Cost	Value
Due in one year or less	$39,983	$41,053
Due after one year through five years	10,466,972	10,388,114
Due after five years through ten years	79,460,009	79,364,278
Due after ten years	58,076,732	60,073,944
	148,043,696	149,867,389
Mortgage-backed - residential	97,348,684	96,697,893
Equity	270,000	295,589

Total	$245,662,380	$246,860,871

Schedule of securities with unrealized losses not recognized in income

2014

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss

U.S. Government agencies	$12,527,691	$(176,585)	$45,066,658	$(960,155)	$57,594,349	$(1,136,740)
States and municipals	5,011,681	(26,826)	9,737,756	(247,942)	14,749,437	(274,768)
Mortgage-backed - residential	46,684,921	(571,673)	18,746,559	(346,593)	65,431,480	(918,266)

Total temporarily impaired	$64,224,293	$(775,084)	$73,550,973	$(1,554,690)	$137,775,266	$(2,329,774)

2013

	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
Description of Securities	Value	Loss	Value	Loss	Value	Loss

U.S. Government agencies	$57,203,132	$(3,812,603)	$8,117,270	$(882,730)	$65,320,402	$(4,695,333)
States and municipals	32,288,713	(2,105,793)	2,879,347	(367,773)	35,168,060	(2,473,566)
Mortgage-backed - residential	62,125,854	(2,325,919)	—	—	62,125,854	(2,325,919)

Total temporarily impaired	$151,617,699	$(8,244,315)	$10,996,617	$(1,250,503)	$162,614,316	$(9,494,818)